INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Carrying value, beginning	$ 6.5	$ 3.1	$ 2.4
Net profit	(2.5)	0.0	0.0
Carrying value, ending	6.5	6.5	3.1
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Carrying value, beginning	1.6	2.0	2.4
Contribution to new partnership			0.0
Additions	0.1	0.0
Net profit	0.1	(0.4)	(0.4)
Impairment	(1.4)
Carrying value, ending	0.4	1.6	2.0
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Carrying value, beginning	4.9	1.1	0.0
Contribution to new partnership			1.0
Additions	2.4	3.3
Net profit	(1.2)	0.5	0.1
Impairment	0.0
Carrying value, ending	6.1	4.9	1.1
Associates
Disclosure of associates [line items]
Carrying value, beginning	6.5	3.1	2.4
Contribution to new partnership			1.0
Additions	2.5	3.3
Net profit	(1.1)	0.1	(0.3)
Impairment	(1.4)
Carrying value, ending	$ 6.5	$ 6.5	$ 3.1